Note 6 - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred payroll and Related Expense [Member]
Accrued liabilities	$ 325	$ 169
Product and Process Development [Member]
Accrued liabilities	231	259
Professional Services [Member]
Accrued liabilities	42	75
Clinical Trial Related Expense [Member]
Accrued liabilities	42
Other Accrued Liabilities [Member]
Accrued liabilities	3	2
Accrued liabilities	$ 643	$ 505	$ 132